Business Segments (Narrative) (Detail) ¥ in Billions	12 Months Ended
	Mar. 31, 2025 JPY (¥) segment	Mar. 31, 2024 JPY (¥)	Mar. 31, 2023 JPY (¥)
Segment Reporting Information [Line Items]
Number of operating segments | segment	7
Fixed assets:	¥ 1,383.2	¥ 1,395.0	¥ 1,368.1
Operating Segments | Customer business
Segment Reporting Information [Line Items]
Fixed assets:	813.1	778.4	731.6
Operating Segments | Retail & Digital Business Group | Customer business
Segment Reporting Information [Line Items]
Fixed assets:	267.5	243.8	215.2
Operating Segments | Retail & Digital Business Group | Customer business | Revision of prior period, reclassification, adjustment
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		29.7	10.5
Fixed assets:		57.0	58.3
Modification impact in fixed assets		11.2	13.4
Modification impact In depreciation		8.6	4.7
Operating Segments | Global Corporate & Investment Banking Business Group | Customer business
Segment Reporting Information [Line Items]
Fixed assets:	160.9	170.9	171.9
Operating Segments | Global Corporate & Investment Banking Business Group | Customer business | Revision of prior period, reclassification, adjustment
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		73.7
Fixed assets:			0.7
Modification impact in fixed assets			0.1
Modification impact In depreciation		0.2	0.3
Operating Segments | Japanese Corporate & Investment Banking Business Group | Customer business
Segment Reporting Information [Line Items]
Fixed assets:	171.7	169.3	163.9
Operating Segments | Japanese Corporate & Investment Banking Business Group | Customer business | Revision of prior period, reclassification, adjustment
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		63.4
Fixed assets:		0.1	2.7
Modification impact in fixed assets			0.6
Modification impact In depreciation		0.4	0.9
Operating Segments | Commercial Banking & Wealth Management Business Group | Customer business
Segment Reporting Information [Line Items]
Fixed assets:	187.8	171.5	160.5
Operating Segments | Commercial Banking & Wealth Management Business Group | Customer business | Revision of prior period, reclassification, adjustment
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		26.6	(10.5)
Fixed assets:		(57.1)	(41.4)
Modification impact in fixed assets		11.3	10.8
Modification impact In depreciation		5.6	6.6
Operating Segments | Global Markets Business Group
Segment Reporting Information [Line Items]
Fixed assets:	87.8	114.3	113.1
Operating Segments | Global Markets Business Group | Customer business | Revision of prior period, reclassification, adjustment
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		9.8
Fixed assets:			2.5
Modification impact in fixed assets			0.2
Modification impact In depreciation		0.3	0.2
Operating Segments | Asset Management & Investor Services Business Group | Customer business
Segment Reporting Information [Line Items]
Fixed assets:	23.1	21.3	18.8
Operating Segments | Asset Management & Investor Services Business Group | Customer business | Revision of prior period, reclassification, adjustment
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		3.7	0.1
Fixed assets:		0.1
Modification impact In depreciation			0.1
Operating Segments | Global Commercial Banking Business Group | Customer business
Segment Reporting Information [Line Items]
Fixed assets:	2.1	1.6	1.3
Operating Segments | Global Commercial Banking Business Group | Customer business | Revision of prior period, reclassification, adjustment
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		(0.5)
Fixed assets:		0.1	0.2
Modification impact In depreciation		0.1
Other
Segment Reporting Information [Line Items]
Fixed assets:	¥ 482.3	502.3	523.4
Other | Revision of prior period, reclassification, adjustment
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		(194.9)	0.1
Fixed assets:			22.9
Modification impact in fixed assets			3.4
Modification impact In depreciation		¥ 4.0	¥ 0.6